Share-based payments - Disclosure of information concerning PSUs (Details)	12 Months Ended
	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 CAD ($) shares
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	2,252,450	1,809,591
Granted (in shares)	799,418	899,511
Exercised (in shares)	(280,265)	(294,203)
Forfeited (in shares)	(243,403)	(162,449)
Outstanding, end of period (in shares)	2,528,200	2,252,450
Grant date fair value (in CAD per share) | $	$ 137.90	$ 112.49
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, end of period (in shares)	0